SCHEDULE OF TIMING REVENUE RECOGNITION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,022,533	$ 259,927	$ 3,421,495	$ 1,945,315
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	955,751	193,175	2,967,586
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 66,782	$ 66,752	$ 453,909